CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash flows from operating activities:
Income (loss) from continuing operations	$ 207,749	$ 123,832	$ (257,772)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization (including impairments)	887,092	916,408	1,333,101
Non-cash restructuring expense	0	2,129	1,472
Gain on sale of programming and affiliate interests, net	(2,051)	0	0
Loss (gain) on investments, net	(109,813)	977	33,176
Loss (gain) on equity derivative contracts, net	72,044	(631)	(51,772)
Loss on extinguishment of debt and write-off of deferred financing costs	110,049	73,457	0
Amortization of deferred financing costs, discounts on indebtedness and other costs	40,739	43,514	32,405
Share-based compensation expense related to equity classified awards	48,434	47,143	44,035
Deferred income taxes	95,682	95,750	(132,113)
Provision for doubtful accounts	63,574	64,307	58,177
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(81,909)	(42,581)	(69,706)
Other receivables	(8,330)	18,751	8,619
Prepaid expenses and other assets	24	3,983	(25,023)
Advances/payables to affiliates	(934)	(4,673)	10,155
Other deferred costs	(15)	(8)	(13)
Accounts payable	65,886	10,489	24,569
Accrued liabilities	19,661	(59,541)	33,747
Program rights obligations	(84)	25	0
Deferred revenue	(3,997)	6,216	2,328
Derivative contracts	(44,183)	(52,408)	150,720
Net cash provided by operating activities	1,359,618	1,247,139	1,196,105
Cash flows from investing activities:
Capital expenditures	(823,245)	(737,524)	(830,332)
Payments for acquisitions, net of cash acquired	(1,356,500)	98	(672,175)
Proceeds from sale of equipment, net of costs of disposal	2,382	2,184	2,239
Distributions from (contributions to) Madison Square Garden	0	(148)	176
Proceeds from sale of programming and affiliate interests	6,990	0	0
Decrease in other investments	133	1,131	32
Distributions from (contributions to) AMC Networks	(99,614)	66,252	(119,360)
Decrease (increase) in restricted cash	0	4,875	(4,873)
Additions to other intangible assets	(2,175)	(4,141)	(13,159)
Net cash used in investing activities	(2,272,029)	(667,273)	(1,637,452)
Cash flows from financing activities:
Proceeds from credit facility debt	1,552,350	155,000	650,000
Repayment of credit facility debt	(514,638)	(390,000)	(85,000)
Proceeds from issuance of senior notes	1,500,000	2,138,284	500,000
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees	(1,078,212)	(2,398,740)	(500,000)
Proceeds from collateralized indebtedness	148,174	161,358	214,474
Repayment of collateralized indebtedness	(148,174)	(161,358)	(211,037)
Dividend distributions to common stockholders	(140,734)	(123,499)	(64,854)
Proceeds from stock option exercises and settlements	21,788	16,355	8,286
Principal payments on capital lease obligations	(1,377)	(1,355)	(1,877)
Deemed repurchase of restricted stock	(22,542)	(16,175)	(4,242)
Purchase of shares of CNYG Class A common stock, pursuant to a share repurchase program, held as treasury shares	(300,247)	0	0
Additions to deferred financing costs	(65,723)	(49,775)	(32,998)
Distributions to noncontrolling interests	285	573	1,269
Net cash provided by (used in) financing activities	950,380	(670,478)	471,483
Net increase (decrease) in cash and cash equivalents from continuing operations	37,969	(90,612)	30,136
Cash flows of discontinued operations:
Net cash provided by operating activities	306,893	390,732	160,587
Net cash used in investing activities	(22,591)	(75,237)	(173,134)
Net cash used in financing activities	(207,670)	(192,890)	(55,496)
Effect of change in cash related to discontinued operations	(15,814)	(43,338)	131,070
Net increase in cash and cash equivalents from discontinued operations	60,818	79,267	63,027
Cash and cash equivalents at beginning of year	215,204	226,549	133,386
Cash and cash equivalents at end of year	313,991	215,204	226,549
CSC Holdings [Member]
Cash flows from operating activities:
Income (loss) from continuing operations	421,078	229,483	(165,983)
Adjustments to reconcile income (loss) from continuing operations to net cash provided by operating activities:
Depreciation and amortization (including impairments)	887,092	916,408	1,333,101
Non-cash restructuring expense	0	2,129	1,472
Gain on sale of programming and affiliate interests, net	(2,051)	0	0
Loss (gain) on investments, net	(109,813)	977	33,176
Loss (gain) on equity derivative contracts, net	72,044	(631)	(51,772)
Loss on extinguishment of debt and write-off of deferred financing costs	0	72,870	0
Amortization of deferred financing costs, discounts on indebtedness and other costs	35,324	39,593	27,497
Accretion of discount on Cablevision senior notes held by Newsday	(3,131)	(7,836)	(3,115)
Share-based compensation expense related to equity classified awards	48,434	47,143	44,035
Deferred income taxes	223,895	163,293	(75,580)
Provision for doubtful accounts	63,574	64,307	58,177
Change in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable, trade	(81,909)	(42,581)	(69,706)
Other receivables	(8,127)	18,734	8,655
Prepaid expenses and other assets	4,475	3,983	(25,023)
Advances/payables to affiliates	21,459	(2,375)	(144,131)
Other deferred costs	(15)	(8)	(13)
Accounts payable	65,886	10,489	24,569
Accrued liabilities	18,056	(72,736)	36,501
Program rights obligations	(84)	25	0
Deferred revenue	(3,997)	6,216	2,328
Derivative contracts	(44,183)	(52,408)	150,720
Net cash provided by operating activities	1,608,007	1,397,075	1,184,908
Cash flows from investing activities:
Capital expenditures	(823,245)	(737,524)	(830,332)
Payments for acquisitions, net of cash acquired	(1,356,500)	98	(672,175)
Proceeds from sale of equipment, net of costs of disposal	2,382	2,184	2,239
Distributions from (contributions to) Madison Square Garden	0	(148)	176
Proceeds from sale of programming and affiliate interests	6,990	0	0
Decrease in other investments	133	1,131	32
Distributions from (contributions to) AMC Networks	(99,614)	66,252	(119,360)
Decrease (increase) in restricted cash	0	4,875	(4,873)
Additions to other intangible assets	(2,175)	(4,141)	(13,159)
Net cash used in investing activities	(2,272,029)	(667,273)	(1,637,452)
Cash flows from financing activities:
Proceeds from credit facility debt	1,552,350	155,000	650,000
Repayment of credit facility debt	(514,638)	(390,000)	(85,000)
Proceeds from issuance of senior notes	250,000	1,250,920	500,000
Repayment and repurchase of senior notes and debentures and senior subordinated notes and debentures, including tender premiums and fees	0	(1,898,225)	(500,000)
Proceeds from collateralized indebtedness	148,174	161,358	214,474
Repayment of collateralized indebtedness	(148,174)	(161,358)	(211,037)
Principal payments on capital lease obligations	(1,377)	(1,355)	(1,877)
Capital contributions from Cablevision	5,259	871,597	3,209
Distributions paid to Cablevision	(556,272)	(790,082)	(52,076)
Additions to deferred financing costs	(39,131)	(30,754)	(32,917)
Distributions to noncontrolling interests	285	573	1,269
Net cash provided by (used in) financing activities	695,906	(833,472)	483,507
Net increase (decrease) in cash and cash equivalents from continuing operations	31,884	(103,670)	30,963
Cash flows of discontinued operations:
Net cash provided by operating activities	306,893	390,732	160,587
Net cash used in investing activities	(22,591)	(75,237)	(173,134)
Net cash used in financing activities	(207,670)	(192,890)	(55,496)
Effect of change in cash related to discontinued operations	(15,814)	(43,338)	131,070
Net increase in cash and cash equivalents from discontinued operations	60,818	79,267	63,027
Cash and cash equivalents at beginning of year	174,212	198,615	104,625
Cash and cash equivalents at end of year	$ 266,914	$ 174,212	$ 198,615